DEPOSITS BY CUSTOMERS	6 Months Ended
Jun. 30, 2026
Deposits from customers [abstract]
DEPOSITS BY CUSTOMERS	17. DEPOSITS BY CUSTOMERS

	30 June 2026	31 December 2025
	£m	£m
Demand and time deposits[1]	221,839	184,155
Amounts due to other Santander UK Group Holdings plc subsidiaries	186	182
Amounts due to Santander UK Group Holdings plc[2]	843	1,373
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,721	1,590
0	224,589	187,300
1 Includes capital amount guaranteed / protected equity index-linked deposits of £69m (2025: £87m).
2 Includes downstreamed funding from our immediate parent company Santander UK Group Holdings plc.
Deposits by customers increased mainly due to the acquisition of TSB, as set out in Note 29.